[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
June 30, 2001

Merrill Lynch
S&P 500
Index Fund
Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

Merrill Lynch S&P 500 Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodricks, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

DEAR SHAREHOLDER

A global economic downturn resulted in sharply reduced levels of corporate earnings throughout the world during the first half of the year 2001. The result has been consistent pressure on equity valuations and price levels, culminating in significant first-quarter drops in every major index charted around the globe. Indicative of the damage inflicted upon large-capitalization stocks in the United States, the unmanaged Standard & Poor's 500 (S&P 500) Index dropped 12.11% during first quarter of 2001, its worst quarterly performance since the fourth quarter of 1987, and its fourth straight quarterly decline. After finishing the year 2000 at 1,320.28, the S&P 500 Index closed the first quarter of 2001 at 1,160.33, 160 points lower. During the first quarter, utilities, energy, and consumer discretionary groups were among the best-performing sectors of the Index, as investors looked for relative safety.

The early part of the second quarter of 2001 brought little relief from the market downturn, as the S&P 500 Index lost an additional 5% during the first three days of April, creating a new 52-week low of 1,103.25 on April 4, 2001. This marked the S&P 500 Index's lowest closing level since October of 1998. A rebound in the S&P 500 Index's technology sector led to a modest recovery in the second quarter, as the Index once again broke through the 1,300 level by the middle of May. However, despite six interest rate cuts by the Federal Reserve Board that lowered short-term interest rates by 275 basis points (2.75%) during the first half of 2001, and evidence that the economy was showing some signs of recovery, the equity market's momentum was not sustained through the end of June 2001. The S&P 500 Index slid back to 1,224.42 by month end, a gain of about 60 points for the second quarter.

Portfolio Matters

For the six months ended June 30, 2001, the Fund's Class A and Class D Shares had total returns of -6.86% and -7.05%, respectively. This compares to the Fund's benchmark, the unmanaged S&P 500 Index, which had a total return of -6.70% for the same six-month period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

The Fund invests all of its assets in the Master S&P 500 Index Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the S&P 500 Index and a long position in the S&P 500 Index futures contracts. Through the Series' holdings of equities and futures contracts, it is our goal to be 100% invested at all times.

Net assets of Master S&P 500 Index Series stood at $1.7 billion at the end of 2000. Cash flow into the Series remained consistently positive throughout the first half of 2001 and despite generally declining equity prices, net assets grew to $1.9 billion by the end of June 2001. Since the Series generally receives new cash on a daily basis, the inevitable buildup of the Series' futures position occurs rapidly. As a result, we seek opportunities to unwind these futures contracts, replacing them with an equivalent dollar value of the 500 underlying securities in the S&P 500 Index.

Composition activity continued at a rapid pace throughout the first half of 2001. During the first quarter of the year, we added the following equities to the Series in response to their inclusion in the S&P 500 Index: Noble Drilling Corporation, Jabil Circuit, Inc., Univision Communications Inc., Citizens Communications Company, Concord EFS, Inc. and Fiserv, Inc. The second quarter of the year was even more active in terms of composition changes to the S&P 500 Index. During the second quarter, we added to the Series: Mirant Corporation, The Pepsi Bottling Group, Inc., TMP Worldwide Inc., WorldCom Inc.--MCI Group, Zions Bancorporation and John Hancock Financial Services, Inc.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 7, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administration fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.


                                     2 & 3

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results

                                            6 Month      12 Month      Since Inception
As of June 30, 2001                      Total Return  Total Return      Total Return
======================================================================================
ML S&P 500 Index Fund Class A Shares*       -6.86%        -15.14%           +70.44%
--------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*       -7.05         -15.39            +68.58
--------------------------------------------------------------------------------------
S&P 500 Index**                             -6.70         -14.83            +61.77
======================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 6/30/01                                                   -15.14%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/01                                      +13.40
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 6/30/01                                                   -15.39%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/01                                      +13.10
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND    As of June 30, 2001
=============================================================================================================================
Assets:       Investment in Master S&P 500 Index Series, at value (identified
              cost--$1,684,030,507) ....................................................                      $ 1,901,769,184
              Prepaid registration fees and expenses ...................................                              102,439
                                                                                                              ---------------
              Total assets .............................................................                        1,901,871,623
                                                                                                              ---------------
=============================================================================================================================
Liabilities:  Payables:
                Administrative fees ....................................................     $    363,152
                Distributor ............................................................          157,414             520,566
                                                                                             ------------
              Accrued expenses .........................................................                              612,691
                                                                                                              ---------------
              Total liabilities ........................................................                            1,133,257
                                                                                                              ---------------
=============================================================================================================================
Net Assets:   Net assets ...............................................................                      $ 1,900,738,366
                                                                                                              ===============
=============================================================================================================================
Net Assets    Class A Shares of Common Stock, $.0001 par value, 125,000,000
Consist of:   shares authorized ........................................................                      $         7,459
              Class D Shares of Common Stock, $.0001 par value, 125,000,000
              shares authorized ........................................................                                5,170
              Paid-in capital in excess of par .........................................                        1,758,951,891
              Undistributed investment income--net .....................................                            6,799,773
              Accumulated distributions in excess of realized capital gains on
              investments from the Series--net .........................................                          (20,254,971)
              Accumulated realized capital losses on investments from the Series--net ..                          (62,509,633)
              Unrealized appreciation on investments from the Series--net ..............                          217,738,677
                                                                                                              ---------------
              Net assets ...............................................................                      $ 1,900,738,366
=============================================================================================================================
Net Asset     Class A--Based on net assets of $1,123,942,342 and 74,588,550 shares
Value:        outstanding ..............................................................                      $         15.07
                                                                                                              ===============
              Class D--Based on net assets of $776,796,024 and 51,700,540 shares
              outstanding ..............................................................                      $         15.02
                                                                                                              ===============
=============================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND          For the Six Months Ended June 30, 2001
============================================================================================================================
Investment Income:  Investment income allocated from the Series ............................                  $   11,321,637
                    Expenses allocated from the Series .....................................                        (479,689)
                                                                                                              --------------
                    Net investment income from the Series ..................................                      10,841,948
                                                                                                              --------------
============================================================================================================================
Expenses:           Administration fee .....................................................   $ 2,203,921
                    Account maintenance fee--Class D .......................................       986,852
                    Transfer agent fees ....................................................       611,074
                    Printing and shareholder reports .......................................        76,870
                    Registration fees ......................................................        48,595
                    Professional fees ......................................................        20,214
                    Directors' fees and expenses ...........................................        14,896
                    Other ..................................................................        55,026
                                                                                               -----------
                    Total expenses before reimbursement ....................................     4,017,448
                    Reimbursement of expenses ..............................................      (154,303)
                                                                                               -----------
                    Total expenses after reimbursement .....................................                       3,863,145
                                                                                                              --------------
                    Investment income--net .................................................                       6,978,803
                                                                                                              --------------
============================================================================================================================
Realized &          Realized loss on investments from the Series--net ......................                     (19,265,601)
Unrealized          Change in unrealized appreciation on investments from the Series--net ..                     (97,456,264)
Loss from the                                                                                                 --------------
Series--Net:        Net Decrease in Net Assets Resulting from Operations ...................                  $ (109,743,062)
                                                                                                              ==============
============================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                      For the Six           For the
S&P 500                                                                            Months Ended        Year Ended
INDEX FUND         Increase (Decrease) in Net Assets:                             June 30, 2001      Dec. 31, 2000
===================================================================================================================
Operations:        Investment income--net ....................................   $     6,978,803    $    12,656,712
                   Realized loss on investments from the Series--net .........       (19,265,601)       (30,584,243)
                   Change in unrealized appreciation on investments
                   from the Series--net ......................................       (97,456,264)      (158,335,395)
                                                                                 ---------------    ---------------
                   Net decrease in net assets resulting from operations ......      (109,743,062)      (176,262,926)
                                                                                 ---------------    ---------------
===================================================================================================================
Dividends &        Investment income--net
Distributions to     Class A .................................................                --         (7,752,379)
Shareholders:        Class D .................................................                --         (4,924,465)
                   In excess of investment income--net
                     Class A .................................................                --           (109,484)
                     Class D .................................................                --            (69,546)
                   In excess of realized gain on investments from the
                   Series--net
                     Class A .................................................                --           (507,224)
                     Class D .................................................                --           (461,493)
                                                                                 ---------------    ---------------
                   Net decrease in net assets resulting from dividends and
                   distributions to shareholders .............................                --        (13,824,591)
                                                                                 ---------------    ---------------
===================================================================================================================
Capital Share      Net increase in net assets derived from capital share
Transactions:      transactions ..............................................       296,702,437        214,357,742
                                                                                 ---------------    ---------------
===================================================================================================================
Net Assets:        Total increase in net assets ..............................       186,959,375         24,270,225
                   Beginning of period .......................................     1,713,778,991      1,689,508,766
                                                                                 ---------------    ---------------
                   End of period* ............................................   $ 1,900,738,366    $ 1,713,778,991
                                                                                 ===============    ===============
===================================================================================================================
                  *Undistributed (accumulated distributions in excess of)
                   investment income--net ....................................   $     6,799,773    $      (179,030)
                                                                                 ===============    ===============
===================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                               Class A
                   The following per share data and ratios have    ---------------------------------------------------------------
                   been derived from information provided in       For the Six             For the Year Ended       For the Period
MERRILL LYNCH      the financial statements.                      Months Ended                December 31,           Apr. 3, 1997+
S&P 500                                                             June 30,      ---------------------------------    to Dec. 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:            2001          2000         1999        1998        1997
==================================================================================================================================
Per Share          Net asset value, beginning of period ........   $    16.18     $  18.02     $  15.30    $  12.55    $  10.00
Operating                                                          ----------     --------     --------    --------    --------
Performance:       Investment income--net ......................          .06          .13          .18         .18         .11
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ............        (1.17)       (1.82)        2.92        3.33        2.97
                                                                   ----------     --------     --------    --------    --------
                   Total from investment operations ............        (1.11)       (1.69)        3.10        3.51        3.08
                                                                   ----------     --------     --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net ....................           --         (.14)        (.17)       (.16)       (.11)
                     In excess of investment income--net .......           --           --++         --          --          --
                     Realized gain on investments from the
                     Series--net ...............................           --           --           --        (.60)       (.42)
                     In excess of realized gain on investments
                     from the Series--net ......................           --         (.01)        (.21)         --          --
                                                                   ----------     --------     --------    --------    --------
                   Total dividends and distributions ...........           --         (.15)        (.38)       (.76)       (.53)
                                                                   ----------     --------     --------    --------    --------
                   Net asset value, end of period ..............   $    15.07     $  16.18     $  18.02    $  15.30    $  12.55
                                                                   ==========     ========     ========    ========    ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........       (6.86%)@     (9.43%)      20.45%      28.24%      30.80%@
Return:                                                            ==========     ========     ========    ========    ========
==================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...........         .36%*        .38%         .38%        .39%        .40%*
Net Assets:                                                        ==========     ========     ========    ========    ========
                   Expenses+++ .................................         .37%*        .40%         .38%        .40%        .57%*
                                                                   ==========     ========     ========    ========    ========
                   Investment income--net ......................         .90%*        .85%        1.03%       1.27%       1.71%*
                                                                   ==========     ========     ========    ========    ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....   $1,123,942     $896,356     $848,591    $682,669    $445,016
Data:                                                              ==========     ========     ========    ========    ========
==================================================================================================================================

                                                                                               Class D
                   The following per share data and ratios have    ---------------------------------------------------------------
                   been derived from information provided in       For the Six             For the Year Ended       For the Period
MERRILL LYNCH      the financial statements.                      Months Ended                December 31,           Apr. 3, 1997+
S&P 500                                                             June 30,      ---------------------------------    to Dec. 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:            2001          2000         1999        1998        1997
==================================================================================================================================
Per Share          Net asset value, beginning of period ........   $  16.16       $  18.00     $  15.28    $  12.54    $  10.00
Operating                                                          --------       --------     --------    --------    --------
Performance:       Investment income--net ......................        .05            .04          .13         .11         .11
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ............      (1.19)         (1.77)        2.94        3.37        2.95
                                                                   --------       --------     --------    --------    --------
                   Total from investment operations ............      (1.14)         (1.73)        3.07        3.48        3.06
                                                                   --------       --------     --------    --------    --------
                   Less dividends and distributions:
                     Investment income--net ....................         --           (.10)        (.14)       (.14)       (.10)
                     In excess of investment income--net .......         --             --++         --          --          --
                     Realized gain on investments from the
                     Series--net ...............................         --             --           --        (.60)       (.42)
                     In excess of realized gain on investments
                     from the Series--net ......................         --           (.01)        (.21)         --          --
                                                                   --------       --------     --------    --------    --------
                   Total dividends and distributions ...........         --           (.11)        (.35)       (.74)       (.52)
                                                                   --------       --------     --------    --------    --------
                   Net asset value, end of period ..............   $  15.02       $  16.16     $  18.00    $  15.28    $  12.54
                                                                   ========       ========     ========    ========    ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..........     (7.05%)@       (9.62%)      20.16%      27.95%      30.53%@
Return:                                                            ========       ========     ========    ========    ========
==================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ...........       .64%*          .63%         .63%        .64%        .65%*
Net Assets:                                                        ========       ========     ========    ========    ========
                   Expenses+++ .................................       .67%*          .65%         .63%        .65%        .82%*
                                                                   ========       ========     ========    ========    ========
                   Investment income--net ......................       .61%*          .60%         .77%       1.00%       1.47%*
                                                                   ========       ========     ========    ========    ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ....   $776,796       $817,423     $840,918    $435,256    $157,567
Data:                                                              ========       ========     ========    ========    ========
==================================================================================================================================

  *   Annualized.
  +   Commencement of operations.
 ++   Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                                     6 & 7

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2001 was 99.9%. The Fund offers two classes of shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income and net realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, FAM earned fees of $2,203,921, of which $154,303 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the six months ended June 30, 2001 were $341,206,697 and $47,864,145, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $296,702,437 and $214,357,742 for the six months ended June 30, 2001 and for the year ended December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2001                           Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................            30,779,613            $ 457,168,566
Shares redeemed ................           (11,579,845)            (178,089,924)
                                           -----------            -------------
Net increase ...................            19,199,768            $ 279,078,642
                                           ===========            =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                       Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................            32,295,882            $ 565,187,150
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............               473,424                8,005,604
                                           -----------            -------------
Total issued ...................            32,769,306              573,192,754
Shares redeemed ................           (24,461,013)            (426,450,261)
                                           -----------            -------------
Net increase ...................             8,308,293            $ 146,742,493
                                           ===========            =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2001                           Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................             8,711,930            $ 133,852,286
Shares redeemed ................            (7,604,149)            (116,228,491)
                                           -----------            -------------
Net increase ...................             1,107,781            $  17,623,795
                                           ===========            =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                       Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................            21,476,605            $ 375,316,374
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............               280,301                4,731,478
                                           -----------            -------------
Total issued ...................            21,756,906              380,047,852
Shares redeemed ................           (17,894,043)            (312,432,603)
                                           -----------            -------------
Net increase ...................             3,862,863            $  67,615,249
                                           ===========            =============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At December 31, 2000, the Fund had a net capital loss carryforward of approximately $4,945,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                     8 & 9

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

  Master S&P 500 Index Series
  ==============================================================================
                                                      Shares
  Issue                                                Held             Value
================================================================================
Common Stocks

+ ADC Telecommunications, Inc. ...............         134,438       $   887,291
+ The AES Corporation ........................          91,520         3,939,936
  AFLAC Incorporated .........................          90,442         2,848,019
  ALLTEL Corporation .........................          53,848         3,298,728
+ AMR Corporation ............................          26,436           955,133
+ AOL Time Warner Inc. .......................         762,080        40,390,240
  AT&T Corp. .................................         593,476        13,056,472
  Abbott Laboratories ........................         266,410        12,790,344
  Adobe Systems Incorporated .................          41,135         1,933,345
  Adolph Coors Company (Class B) .............           6,382           320,249
+ Advanced Micro Devices, Inc. ...............          59,161         1,708,570
+ Aetna Inc. (New Shares) ....................          24,503           633,893
+ Agilent Technologies, Inc. .................          78,566         2,553,395
  Air Products and Chemicals, Inc. ...........          39,207         1,793,720
  Alberto-Culver Company (Class B) ...........           9,723           408,755
  Albertson's, Inc. ..........................          69,661         2,089,133
  Alcan Aluminium Ltd. .......................          54,925         2,307,949
  Alcoa Inc. .................................         148,468         5,849,639
  Allegheny Energy, Inc. .....................          21,448         1,034,866
  Allegheny Technologies Incorporated ........          13,795           249,552
  Allergan Inc. ..............................          22,634         1,935,207
+ Allied Waste Industries, Inc. ..............          33,914           633,514
  The Allstate Corporation ...................         124,606         5,481,418
+ Altera Corporation .........................          66,523         1,929,167
  Ambac Financial Group, Inc. ................          18,195         1,058,949
  Amerada Hess Corporation ...................          15,286         1,235,109
  Ameren Corporation .........................          23,601         1,007,763
  American Electric Power Company, Inc. ......          55,412         2,558,372
  American Express Company ...................         227,575         8,829,910
  American General Corporation ...............          85,850         3,987,732
  American Greetings Corporation
    (Class A) ................................          10,973           120,703
  American Home Products Corporation .........         226,088        13,212,583
  American International Group, Inc. .........         400,945        34,481,270
+ American Power Conversion Corporation ......          33,592           529,074
+ Amgen Inc. .................................         179,429        10,887,752
  AmSouth Bancorporation .....................          63,704         1,177,887
  Anadarko Petroleum Corporation .............          43,109         2,329,179
+ Analog Devices, Inc. .......................          61,895         2,676,959
+ Andrew Corporation .........................          14,000           258,300
  Anheuser-Busch Companies, Inc. .............         154,383         6,360,580
  Aon Corporation ............................          45,042         1,576,470
  Apache Corporation .........................          21,571         1,094,728
+ Apple Computer, Inc. .......................          60,034         1,395,790
  Applera Corporation--
    Applied Biosystems Group .................          36,316           971,453
+ Applied Materials, Inc. ....................         139,861         6,867,175
+ Applied Micro Circuits Corporation .........          51,685           888,982
  Archer-Daniels-Midland Company .............         108,717         1,413,321
  Ashland Inc. ...............................          11,981           480,438
  Autodesk, Inc. .............................           9,271           345,808
  Automatic Data Processing, Inc. ............         107,372         5,336,388
+ AutoZone, Inc. .............................          19,262           722,325
+ Avaya Inc. .................................          48,820           668,834
  Avery Dennison Corporation .................          18,963           968,061
  Avon Products, Inc. ........................          40,810         1,888,687
  The B.F. Goodrich Company ..................          17,729           673,347
  BB&T Corporation ...........................          70,049         2,570,798
+ BMC Software, Inc. .........................          41,906           944,561
  Baker Hughes Incorporated ..................          57,733         1,934,056
  Ball Corporation ...........................           4,741           225,482
  Bank of America Corporation ................         275,705        16,550,571
  The Bank of New York Company, Inc. .........         126,516         6,072,768
  Bank One Corporation .......................         200,442         7,175,824
  Barrick Gold Corporation ...................          68,114         1,031,927
  Bausch & Lomb Incorporated .................           9,198           333,336
  Baxter International Inc. ..................         101,891         4,992,659
  The Bear Stearns Companies Inc. ............          18,067         1,065,411
  Becton, Dickinson and Company ..............          44,306         1,585,712
+ Bed Bath & Beyond Inc. .....................          49,646         1,489,380
  BellSouth Corporation ......................         322,362        12,981,518
  Bemis Company, Inc. ........................           9,083           364,864
+ Best Buy Co., Inc. .........................          36,014         2,287,609
+ Big Lots, Inc. .............................          19,484           266,541
+ Biogen, Inc. ...............................          25,564         1,389,659
  Biomet, Inc. ...............................          30,758         1,478,229
  The Black & Decker Corporation .............          13,914           549,046
  The Boeing Company .........................         150,053         8,342,947
  Boise Cascade Corporation ..................           9,914           348,675
+ Boston Scientific Corporation ..............          69,046         1,173,782
  Bristol-Myers Squibb Company ...............         334,285        17,483,105
+ Broadcom Corporation (Class A) .............          44,737         1,912,954
+ BroadVision, Inc. ..........................          47,054           235,270
  Brown-Forman Corporation (Class B) .........          11,775           752,893
  Brunswick Corporation ......................          15,091           362,637
  Burlington Northern Santa Fe Corp. .........          67,381         2,032,885
  Burlington Resources Inc. ..................          36,377         1,453,261
  C.R. Bard, Inc. ............................           8,736           497,515
  CIGNA Corporation ..........................          25,758         2,468,132
  CMS Energy Corporation .....................          22,702           632,251
  CSX Corporation ............................          36,726         1,330,950
  CVS Corporation ............................          67,596         2,609,206
+ Cabletron Systems, Inc. ....................          32,477           742,099
+ Calpine Corporation ........................          51,369         1,941,748
  Campbell Soup Company ......................          70,232         1,808,474
  Capital One Financial Corporation ..........          35,843         2,150,580
  Cardinal Health, Inc. ......................          76,686         5,291,334
  Carnival Corporation .......................         100,576         3,087,683
  Caterpillar Inc. ...........................          59,042         2,955,052
+ Cendant Corporation ........................         146,516         2,857,062
  Centex Corporation .........................          10,174           414,590
  CenturyTel, Inc. ...........................          24,316           736,775
  The Charles Schwab Corporation .............         238,410         3,647,673
  Charter One Financial, Inc. ................          35,557         1,134,268
  Chevron Corporation ........................         110,341         9,985,860
+ Chiron Corporation .........................          32,659         1,665,609
  The Chubb Corporation ......................          30,208         2,339,005
  Cincinnati Financial Corporation ...........          27,644         1,091,938
  Cinergy Corp. ..............................          27,350           955,882
  Cintas Corporation .........................          29,100         1,345,875
  Circuit City Stores--
    Circuit City Group .......................          35,780           644,040
+ Cisco Systems, Inc. ........................       1,258,893        22,911,853
  Citigroup Inc. .............................         864,934        45,703,113
+ Citizens Communications Company ............          49,078           590,408
+ Citrix Systems, Inc. .......................          31,769         1,108,738
+ Clear Channel Communications, Inc. .........         101,054         6,336,086
  The Clorox Company .........................          40,682         1,377,086
  The Coca-Cola Company ......................         427,838        19,252,710
  Coca-Cola Enterprises Inc. .................          72,284         1,181,843
  Colgate-Palmolive Company ..................          96,504         5,692,771
+ Comcast Corporation (Class A) ..............         162,547         7,054,540
  Comerica Incorporated ......................          30,698         1,768,205
  Compaq Computer Corporation ................         290,515         4,500,077
  Computer Associates
    International, Inc. ......................          99,123         3,568,428
+ Computer Sciences Corporation ..............          29,000         1,003,400
+ Compuware Corporation ......................          63,265           885,077
+ Comverse Technology, Inc. ..................          29,431         1,695,814
  ConAgra, Inc. ..............................          92,381         1,830,068
+ Concord EFS, Inc. ..........................          41,450         2,155,814
+ Conexant Systems, Inc. .....................          42,499           380,366
  Conoco Inc. (Class B) ......................         107,443         3,105,103
+ Conseco, Inc. ..............................          58,104           793,120
  Consolidated Edison, Inc. ..................          36,481         1,451,944
  Constellation Energy Group .................          28,165         1,199,829
+ Convergys Corporation ......................          29,392           889,108
  Cooper Industries, Inc. ....................          16,067           636,093
  Cooper Tire & Rubber Company ...............          12,539           178,054
  Corning Incorporated .......................         159,987         2,673,383
+ Costco Wholesale Corporation ...............          77,406         3,179,838
  Countrywide Credit Industries, Inc. ........          20,369           934,530
  Crane Co. ..................................          10,266           318,246
  Cummins Engine Company, Inc. ...............           7,086           274,228
  DTE Energy Company .........................          28,349         1,316,528
  Dana Corporation ...........................          25,446           593,910
  Danaher Corporation ........................          24,516         1,372,896
  Darden Restaurants, Inc. ...................          20,308           566,593
  Deere & Company ............................          40,381         1,528,421
+ Dell Computer Corporation ..................         447,383        11,609,589
  Delphi Automotive Systems
    Corporation ..............................          96,304         1,534,123
  Delta Air Lines, Inc. ......................          21,222           935,466
  Deluxe Corporation .........................          12,154           351,251
  Devon Energy Corporation ...................          22,260         1,168,650
  Dillard's, Inc. (Class A) ..................          14,625           223,324
  Dollar General Corporation .................          56,866         1,108,887
  Dominion Resources, Inc. ...................          42,553         2,558,712
  Dover Corporation ..........................          34,962         1,316,319
  The Dow Chemical Company ...................         154,379         5,133,102
  Dow Jones & Company, Inc. ..................          14,854           886,932
  Duke Energy Corporation ....................         132,774         5,179,514
  Dynegy Inc. (Class A) ......................          56,073         2,607,394
  E.I. du Pont de Nemours and Company ........         179,367         8,652,664
+ EMC Corporation ............................         379,587        11,027,002
  EOG Resources, Inc. ........................          19,944           709,009
  Eastman Chemical Company ...................          13,235           630,383
  Eastman Kodak Company ......................          49,889         2,328,819
  Eaton Corporation ..........................          11,803           827,390
  Ecolab Inc. ................................          21,919           898,021
  Edison International .......................          56,041           624,857
  El Paso Corporation ........................          87,581         4,601,506
  Electronic Data Systems Corporation ........          80,482         5,030,125
  Eli Lilly and Company ......................         193,313        14,305,162


                                    10 & 11

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ==============================================================================
                                                      Shares
  Issue                                                Held             Value
================================================================================
Common Stocks (continued)

  Emerson Electric Co. .......................          73,696       $ 4,458,608
  Engelhard Corporation ......................          22,491           580,043
  Enron Corp. ................................         128,333         6,288,317
  Entergy Corporation ........................          37,964         1,457,438
  Equifax Inc. ...............................          24,629           903,392
  Exelon Corporation .........................          55,144         3,535,833
  Exxon Mobil Corporation ++ .................         593,393        51,832,879
+ FMC Corporation ............................           5,352           366,933
  FPL Group, Inc. ............................          30,249         1,821,292
  Fannie Mae .................................         172,056        14,650,568
+ FedEx Corp. ................................          52,811         2,123,002
+ Federated Department Stores, Inc. ..........          34,000         1,445,000
  Freddie Mac ................................         119,127         8,338,890
  Fifth Third Bancorp ........................          98,989         5,944,289
  First Data Corporation .....................          67,386         4,329,551
  First Union Corporation ....................         168,795         5,897,697
  FirstEnergy Corp. ..........................          38,526         1,238,996
+ Fiserv, Inc. ...............................          21,404         1,369,428
  FleetBoston Financial Corporation ..........         186,294         7,349,298
  Fluor Corporation ..........................          13,633           615,530
  Ford Motor Company .........................         314,695         7,725,762
+ Forest Laboratories, Inc. ..................          30,302         2,151,442
  Fortune Brands, Inc. .......................          26,290         1,008,484
  Franklin Resources, Inc. ...................          45,558         2,085,190
+ Freeport-McMoRan Copper & Gold, Inc.
    (Class B) ................................          24,757           273,565
  GPU, Inc. ..................................          20,553           722,438
  Gannett Co., Inc. ..........................          45,471         2,996,539
  The Gap, Inc. ..............................         147,836         4,287,244
+ Gateway Inc. ...............................          55,556           913,896
  General Dynamics Corporation ...............          34,564         2,689,425
  General Electric Company ...................       1,708,530        83,290,837
  General Mills, Inc. ........................          48,964         2,143,644
  General Motors Corporation .................          94,359         6,072,002
  Genuine Parts Company ......................          29,586           931,959
  Georgia-Pacific Group ......................          38,858         1,315,343
  The Gillette Company .......................         181,382         5,258,264
+ Global Crossing Ltd. .......................         152,476         1,317,393
  Golden West Financial Corporation ..........          27,312         1,754,523
  The Goodyear Tire & Rubber Company .........          27,376           766,528
  Great Lakes Chemical Corporation ...........           8,664           267,284
+ Guidant Corporation ........................          52,805         1,900,980
  H & R Block, Inc. ..........................          15,740         1,016,017
  H.J. Heinz Company .........................          59,974         2,452,337
  HCA--The Healthcare Corporation ............          92,456         4,178,087
+ HEALTHSOUTH Corporation ....................          67,023         1,070,357
  Halliburton Company ........................          73,799         2,627,244
  Harley-Davidson, Inc. ......................          52,017         2,448,960
+ Harrah's Entertainment, Inc. ...............          20,168           711,930
  The Hartford Financial Services
    Group, Inc. ..............................          40,746         2,787,026
  Hasbro, Inc. ...............................          29,664           428,645
  Hercules Incorporated ......................          18,577           209,920
  Hershey Foods Corporation ..................          23,490         1,449,568
  Hewlett-Packard Company ....................         334,174         9,557,376
  Hilton Hotels Corporation ..................          63,441           735,916
  The Home Depot, Inc. .......................         401,396        18,684,984
  Homestake Mining Company ...................          45,289           350,990
  Honeywell International Inc. ...............         139,200         4,870,608
  Household International, Inc. ..............          79,781         5,321,393
+ Humana Inc. ................................          29,187           287,492
  Huntington Bancshares Incorporated .........          43,175           705,911
  IMS Health Incorporated ....................          50,675         1,444,237
  ITT Industries, Inc. .......................          15,121           669,104
  Illinois Tool Works Inc. ...................          52,281         3,309,387
+ Inco Limited ...............................          31,283           539,945
  Ingersoll-Rand Company .....................          27,503         1,133,124
  Intel Corporation ..........................       1,156,728        33,834,294
  International Business Machines
    Corporation ..............................         298,843        33,769,259
  International Flavors &
    Fragrances Inc. ..........................          16,479           414,117
  International Paper Company ................          83,070         2,965,599
  The Interpublic Group of
    Companies, Inc. ..........................          64,564         1,894,950
+ Intuit Inc. ................................          35,886         1,435,081
  J.C. Penney Company, Inc. ..................          45,288         1,193,792
  J.P. Morgan Chase & Co. ....................         341,465        15,229,339
+ JDS Uniphase Corporation ...................         226,396         2,886,549
+ Jabil Circuit, Inc. ........................          32,932         1,016,282
  Jefferson--Pilot Corporation ...............          26,165         1,264,293
  John Hancock Financial Services, Inc. ......          52,880         2,128,949
  Johnson & Johnson ..........................         520,847        26,042,350
  Johnson Controls, Inc. .....................          14,941         1,082,774
  KB HOME ....................................           7,582           228,749
+ KLA-Tencor Corporation .....................          31,887         1,864,433
  Kellogg Company ............................          69,815         2,024,635
  Kerr-McGee Corporation .....................          16,303         1,080,400
  KeyCorp ....................................          73,019         1,902,145
  KeySpan Corporation ........................          23,620           861,658
  Kimberly-Clark Corporation .................          91,541         5,117,142
  Kinder Morgan, Inc. ........................          19,756           992,739
+ King Pharmaceuticals, Inc. .................          29,485         1,584,819
+ Kmart Corporation ..........................          84,270           966,577
  Knight Ridder, Inc. ........................          12,656           750,501
+ Kohl's Corporation .........................          57,242         3,590,791
+ The Kroger Co. .............................         139,449         3,486,225
+ LSI Logic Corporation ......................          62,157         1,168,552
  Leggett & Platt, Incorporated ..............          33,757           743,667
  Lehman Brothers Holdings, Inc. .............          42,398         3,296,444
+ Lexmark International Group, Inc.
    (Class A) ................................          22,057         1,483,333
  The Limited, Inc. ..........................          73,343         1,211,626
  Lincoln National Corporation ...............          32,305         1,671,784
  Linear Technology Corporation ..............          54,654         2,416,800
  Liz Claiborne, Inc. ........................           9,035           455,816
  Lockheed Martin Corporation ................          74,706         2,767,857
  Loews Corporation ..........................          33,926         2,185,852
  Longs Drug Stores Corporation ..............           2,164            46,634
  Louisiana-Pacific Corporation ..............          17,965           210,729
  Lowe's Companies, Inc. .....................          66,150         4,799,182
  Lucent Technologies Inc. ...................         585,813         3,632,041
  MBIA, Inc. .................................          25,445         1,416,778
  MBNA Corporation ...........................         146,509         4,827,472
  MGIC Investment Corporation ................          18,402         1,336,721
+ Manor Care, Inc. ...........................          17,749           563,531
  Marriott International, Inc. (Class A) .....          41,932         1,985,061
  Marsh & McLennan Companies, Inc. ...........          47,392         4,786,592
  Masco Corporation ..........................          79,097         1,974,261
  Mattel, Inc. ...............................          74,109         1,402,142
+ Maxim Integrated Products, Inc. ............          56,469         2,496,494
  The May Department Stores Company ..........          51,416         1,761,512
  Maytag Corporation .........................          13,092           383,072
  McDermott International, Inc. ..............          10,525           122,616
  McDonald's Corporation .....................         222,451         6,019,524
  The McGraw-Hill Companies, Inc. ............          33,575         2,220,986
  McKesson HBOC, Inc. ........................          48,987         1,818,397
  The Mead Corporation .......................          17,089           463,795
+ MedImmune, Inc. ............................          36,564         1,725,821
  Medtronic, Inc. ............................         207,889         9,564,973
  Mellon Financial Corporation ...............          82,081         3,775,726
  Merck & Co., Inc. ..........................         394,406        25,206,487
+ Mercury Interactive Corp. ..................          14,211           851,239
  Meredith Corporation .......................           8,553           306,283
  Merrill Lynch & Co., Inc.@  ................         144,368         8,553,804
  MetLife, Inc. ..............................         128,957         3,995,088
+ Micron Technology, Inc. ....................         102,551         4,214,846
+ Microsoft Corporation ++ ...................         925,744        67,209,014
  Millipore Corporation ......................           8,101           502,100
  Minnesota Mining and
    Manufacturing Company (3M) ...............          68,098         7,769,982
+ Mirant Corporation .........................          58,413         2,009,407
  Molex Incorporated .........................          33,608         1,227,700
  Moody's Corporation ........................          27,090           907,515
  Morgan Stanley Dean Witter & Co. ...........         191,405        12,293,943
  Motorola, Inc. .............................         377,750         6,255,540
+ NCR Corporation ............................          16,598           780,106
  NICOR, Inc. ................................           7,809           304,395
+ Nabors Industries, Inc. ....................          25,263           939,784
  National City Corporation ..................         103,331         3,180,528
+ National Semiconductor Corporation .........          29,831           868,679
  National Service Industries, Inc. ..........           7,053           159,186
+ Navistar International Corporation .........          10,237           287,967
+ Network Appliance, Inc. ....................          55,994           767,118
  The New York Times Company (Class A) .......          27,388         1,150,296
  Newell Rubbermaid Inc. .....................          45,865         1,151,211
  Newmont Mining Corporation .................          33,622           625,705
+ Nextel Communications, Inc. (Class A) ......         131,589         2,302,807
+ Niagara Mohawk Holdings Inc. ...............          27,624           488,669
  Nike, Inc. (Class B) .......................          46,647         1,958,708
  NiSource Inc. ..............................          35,522           970,816
+ Noble Drilling Corporation .................          23,065           755,379
  Nordstrom, Inc. ............................          23,014           426,910
  Norfolk Southern Corporation ...............          66,166         1,369,636
  Nortel Networks Corporation ................         548,045         4,981,729
  Northern Trust Corporation .................          38,246         2,390,375
  Northrop Grumman Corporation ...............          14,628         1,171,703
+ Novell, Inc. ...............................          54,624           310,811
+ Novellus Systems, Inc. .....................          24,502         1,391,469
  Nucor Corporation ..........................          13,347           652,535
  ONEOK, Inc. ................................          10,232           201,570
  Occidental Petroleum Corporation ...........          63,730         1,694,581
+ Office Depot, Inc. .........................          51,182           531,269
  Omnicom Group Inc. .........................          31,858         2,739,788
+ Oracle Corporation .........................         965,558        18,345,602
  PACCAR Inc. ................................          13,161           676,739


                                    12 & 13

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ==============================================================================
                                                      Shares
  Issue                                                Held             Value
================================================================================
Common Stocks (continued)

  PG&E Corporation ...........................          66,588       $   745,786
  PNC Bank Corp. .............................          49,709         3,270,355
  PPG Industries, Inc. .......................          29,009         1,525,003
  PPL Corporation ............................          25,104         1,380,720
+ Pactiv Corporation .........................          27,268           365,391
  Pall Corporation ...........................          21,140           497,424
+ Palm, Inc. .................................          97,552           592,141
+ Parametric Technology Corporation ..........          45,440           635,706
  Parker-Hannifin Corporation ................          20,098           852,959
  Paychex, Inc. ..............................          64,254         2,570,160
  Peoples Energy Corporation .................           6,113           245,743
+ PeopleSoft, Inc. ...........................          50,566         2,489,364
  The Pepsi Bottling Group, Inc. .............          24,735           991,873
  PepsiCo, Inc. ..............................         251,804        11,129,737
  PerkinElmer, Inc. ..........................          17,360           477,921
  Pfizer Inc. ................................       1,085,836        43,487,732
  Pharmacia Corporation ......................         223,773        10,282,369
  Phelps Dodge Corporation ...................          13,553           562,449
  Philip Morris Companies Inc. ...............         378,350        19,201,262
  Phillips Petroleum Company .................          44,003         2,508,171
  Pinnacle West Capital Corporation ..........          14,575           690,855
  Pitney Bowes Inc. ..........................          42,450         1,787,994
  Placer Dome Inc. ...........................          56,352           552,250
  Potlatch Corporation .......................           4,935           169,813
+ Power-One, Inc. ............................          13,543           225,356
  Praxair, Inc. ..............................          27,627         1,298,469
  The Procter & Gamble Company ...............         222,770        14,212,726
  Progress Energy, Inc. ......................          35,462         1,592,953
  The Progressive Corporation ................          12,682         1,714,480
  Providian Financial Corporation ............          49,103         2,906,898
  Public Service Enterprise
    Group Incorporated .......................          35,772         1,749,251
  Pulte Corporation ..........................           7,247           308,940
+ QLogic Corporation .........................          15,911         1,025,464
+ QUALCOMM Incorporated ......................         130,254         7,617,254
  The Quaker Oats Company ....................          22,751         2,076,029
+ Quintiles Transnational Corp. ..............          20,057           506,439
  Qwest Communications
    International Inc. .......................         285,742         9,106,598
  R.R. Donnelley & Sons Company ..............          20,191           599,673
  RadioShack Corporation .....................          31,897           972,858
  Ralston-Ralston Purina Group ...............          53,292         1,599,826
  Raytheon Company ...........................          61,138         1,623,214
+ Reebok International Ltd. ..................          10,071           321,768
  Regions Financial Corporation ..............          39,131         1,252,192
  Reliant Energy, Inc. .......................          51,165         1,648,025
+ Robert Half International Inc. .............          30,165           750,807
  Rockwell International Corporation .........          31,428         1,198,035
  Rohm and Haas Company ......................          37,916         1,247,436
+ Rowan Companies, Inc. ......................          16,263           359,412
  Royal Dutch Petroleum Company
    (NY Registered Shares) ...................         368,828        21,491,608
  Ryder System, Inc. .........................          10,348           202,821
  SAFECO Corporation .........................          22,032           649,944
  SBC Communications Inc. ....................         579,304        23,206,918
  SUPERVALU Inc. .............................          22,828           400,631
  SYSCO Corporation ..........................         115,681         3,140,739
+ Sabre Holdings Corporation .................          22,856         1,142,800
+ Safeway Inc. ...............................          86,931         4,172,688
+ Sanmina Corporation ........................          54,988         1,287,269
+ Sapient Corporation ........................          21,142           206,134
  Sara Lee Corporation .......................         135,288         2,562,355
  Schering-Plough Corporation ................         251,652         9,119,868
  Schlumberger Limited .......................          98,601         5,191,343
  Scientific-Atlanta, Inc. ...................          28,015         1,137,409
+ Sealed Air Corporation .....................          14,418           537,070
  Sears, Roebuck & Co. .......................          56,505         2,390,727
  Sempra Energy ..............................          35,426           968,547
  The Sherwin-Williams Company ...............          26,947           598,223
+ Siebel Systems, Inc. .......................          77,942         3,655,480
  Sigma-Aldrich Corporation ..................          13,015           502,639
  Snap-On Incorporated .......................           9,941           240,175
+ Solectron Corporation ......................         112,362         2,056,225
  The Southern Company .......................         117,827         2,739,478
  SouthTrust Corporation .....................          58,410         1,518,660
  Southwest Airlines Co. .....................         131,006         2,422,301
+ Sprint Corp. (PCS Group) ...................         161,164         3,892,111
  Sprint Corporation .........................         152,489         3,257,165
+ St. Jude Medical, Inc. .....................          14,745           884,700
  The St. Paul Companies, Inc. ...............          36,884         1,869,650
  The Stanley Works ..........................          14,683           614,924
+ Staples, Inc. ..............................          78,483         1,254,943
+ Starbucks Corporation ......................          65,390         1,503,970
  Starwood Hotels & Resorts
    Worldwide, Inc. ..........................          34,186         1,274,454
  State Street Corporation ...................          55,968         2,769,856
  Stilwell Financial, Inc. ...................          37,721         1,265,917
  Stryker Corporation ........................          33,776         1,852,614
+ Sun Microsystems, Inc. .....................         560,184         8,806,092
  SunTrust Banks, Inc. .......................          50,224         3,253,511
  Sunoco, Inc. ...............................          14,432           528,644
  Symbol Technologies, Inc. ..................          38,969           865,112
  Synovus Financial Corp. ....................          49,887         1,565,454
  T. Rowe Price Group Inc. ...................          21,160           791,172
  The TJX Companies, Inc. ....................          48,211         1,536,485
+ TMP Worldwide Inc. .........................          18,355         1,084,964
  TRW Inc. ...................................          21,501           881,541
  TXU Corp. ..................................          44,186         2,129,323
  Target Corporation .........................         154,644         5,350,682
+ Tektronix, Inc. ............................          16,130           437,930
+ Tellabs, Inc. ..............................          70,389         1,357,100
  Temple-Inland, Inc. ........................           8,487           452,272
+ Tenet Healthcare Corporation ...............          55,769         2,877,123
+ Teradyne, Inc. .............................          29,982           992,404
  Texaco Inc. ................................          94,765         6,311,349
  Texas Instruments Incorporated .............         298,596         9,405,774
  Textron, Inc. ..............................          24,253         1,334,885
+ Thermo Electron Corporation ................          31,179           686,562
  Thomas & Betts Corporation .................          10,053           221,870
  Tiffany & Co. ..............................          25,113           909,593
  The Timken Company .........................          10,358           175,465
  Torchmark Corporation ......................          21,579           867,692
  Tosco Corporation ..........................          26,552         1,169,616
+ Toys 'R' Us, Inc. ..........................          34,032           842,292
  Transocean Sedco Forex Inc. ................          54,626         2,253,322
  Tribune Company ............................          51,332         2,053,793
+ Tricon Global Restaurants, Inc. ............          25,224         1,107,334
  Tupperware Corporation .....................           9,920           232,426
  Tyco International Ltd. ....................         333,106        18,154,277
  U.S. Bancorp ...............................         327,773         7,469,962
+ US Airways Group, Inc. .....................          11,579           281,370
  USA Education Inc. .........................          28,031         2,046,263
  UST Inc. ...................................          28,054           809,638
  USX-Marathon Group .........................          53,082         1,566,450
  USX-U.S. Steel Group .......................          15,343           309,161
  Unilever NV (NY Registered Shares) .........          98,313         5,856,505
  Union Pacific Corporation ..................          42,638         2,341,253
  Union Planters Corporation .................          23,581         1,028,132
+ Unisys Corporation .........................          54,473           801,298
  United Technologies Corporation ............          80,968         5,931,716
  UnitedHealth Group Incorporated ............          54,557         3,368,895
+ Univision Communications Inc.
    (Class A) ................................          35,846         1,533,492
  Unocal Corporation .........................          41,861         1,429,553
  UnumProvident Corporation ..................          41,564         1,335,036
  V. F. Corporation ..........................          19,262           700,752
+ VERITAS Software Corporation ...............          68,356         4,547,725
  Verizon Communications .....................         465,216        24,889,056
+ Viacom, Inc. (Class B) .....................         306,198        15,845,746
  Visteon Corporation ........................          22,520           413,918
+ Vitesse Semiconductor Corporation ..........          31,537           663,538
  Vulcan Materials Company ...................          17,402           935,357
  W. W. Grainger, Inc. .......................          16,333           672,266
  Wachovia Corporation .......................          36,129         2,570,578
  Wal-Mart Stores, Inc. ......................         769,023        37,528,322
  Walgreen Co. ...............................         175,152         5,981,441
  The Walt Disney Company ....................         359,481        10,385,406
  Washington Mutual, Inc. ....................         150,956         5,668,398
  Waste Management, Inc. .....................         107,589         3,315,893
+ Watson Pharmaceuticals, Inc. ...............          18,210         1,122,464
+ Wellpoint Health Networks Inc. .............          10,891         1,026,368
  Wells Fargo Company ........................         295,192        13,705,765
  Wendy's International, Inc. ................          19,549           499,281
  Westvaco Corporation .......................          17,342           421,237
  Weyerhaeuser Company .......................          37,010         2,034,440
  Whirlpool Corporation ......................          11,481           717,562
  Willamette Industries, Inc. ................          18,831           932,134
  The Williams Companies, Inc. ...............          83,341         2,746,086


                                    14 & 15

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master S&P 500 Index Series (concluded)
================================================================================
                                                        Shares
  Issue                                                  Held        Value
===============================================================================
Common Stocks (concluded)

  Winn-Dixie Stores, Inc. ....................          24,223   $      632,947
  Wm. Wrigley Jr. Company ....................          38,851        1,820,169
+ WorldCom, Inc. .............................         496,758        7,431,500
  WorldCom, Inc.--MCI Group ..................               1                8
  Worthington Industries, Inc. ...............          14,706          200,002
  Xcel Energy, Inc. ..........................          59,031        1,679,432
  Xerox Corporation ..........................         119,416        1,142,811
+ Xilinx, Inc. ...............................          57,208        2,359,258
+ Yahoo! Inc. ................................          97,510        1,949,225
  Zions Bancorporation .......................          16,025          945,475
  -----------------------------------------------------------------------------
  Total Common Stocks (Cost--$1,679,072,737)--99.7%               1,896,783,363
===============================================================================
   Face
  Amount                      Short-Term Obligations
===============================================================================
Commercial Paper*

  $8,824,000              General Motors Acceptance Corp.,
                          4.13% due 7/02/2001                         8,821,975
===============================================================================
  Total Short-Term Obligations (Cost--$8,821,975)--0.4%               8,821,975
===============================================================================
  Total Investments (Cost--$1,687,894,712)--100.1%                1,905,605,338
  Variation Margin on Financial Futures Contracts**--0.0%                44,821
  Liabilities in Excess of Other Assets--(0.1%)                      (2,636,145)
                                                                 --------------
  Net Assets--100.0%                                             $1,903,014,014
                                                                 ==============
===============================================================================
 +    Non-income producing security.
++    Portion of security held as collateral for open financial futures contracts.
 @    An affiliate of the Series.
 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
**    Financial futures contracts purchased as of June 30, 2001 were as follows:
      --------------------------------------------------------------------------
      Number of                                      Expiration
      Contracts              Issue                      Date             Value
      --------------------------------------------------------------------------
          20         S&P 500 Stock Index           September 2001     $6,158,500
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$6,187,850)                              $6,158,500
                                                                      ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES  As of June 30, 2001
=============================================================================================================
Assets:       Investments, at value (identified cost--$1,687,894,712) ..                       $1,905,605,338
              Cash .....................................................                              502,861
              Receivables:
                Dividends ..............................................     $   1,439,204
                Contributions ..........................................         1,423,866
                Securities sold ........................................           837,500
                Variation margin .......................................            44,821          3,745,391
                                                                             -------------
              Prepaid expense and other assets .........................                              162,316
                                                                                               --------------
              Total assets .............................................                        1,910,015,906
                                                                                               --------------
=============================================================================================================
Liabilities:  Payables:
                Withdrawals ............................................         4,766,281
                Securities purchased ...................................         2,190,173
                Investment adviser .....................................             7,419          6,963,873
                                                                             -------------
              Accrued expenses .........................................                               38,019
                                                                                               --------------
              Total liabilities ........................................                            7,001,892
                                                                                               --------------
=============================================================================================================
Net Assets:   Net assets ...............................................                       $1,903,014,014
                                                                                               ==============
=============================================================================================================
Net Assets    Partners' capital ........................................                       $1,685,332,738
Consist of:   Unrealized appreciation on investments--net ..............                          217,681,276
                                                                                               --------------
              Net assets ...............................................                       $1,903,014,014
                                                                                               ==============
=============================================================================================================

See Notes to Financial Statements.


                                    16 & 17

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES          For the Six Months Ended June 30, 2001
==============================================================================================================
Investment            Dividends (net of $65,492 foreign withholding tax) .....                   $  10,827,972
Income:               Interest and discount earned ...........................                         495,450
                      Other ..................................................                           2,303
                                                                                                 -------------
                      Total income ...........................................                      11,325,725
                                                                                                 -------------
==============================================================================================================
Expenses:             Accounting services ....................................     $ 235,409
                      Custodian fees .........................................        94,620
                      Professional fees ......................................        54,303
                      Investment advisory fees ...............................        45,014
                      Trustees' fees and expenses ............................        16,438
                      Other ..................................................        34,075
                                                                                   ---------
                      Total expenses .........................................                         479,859
                                                                                                 -------------
                      Investment income--net .................................                      10,845,866
                                                                                                 -------------
==============================================================================================================
Realized &            Realized loss from investments--net ....................                     (19,273,216)
Unrealized Loss       Change in unrealized appreciation on investments--net ..                     (97,528,061)
On Investments--Net:                                                                             -------------
                      Net Decrease in Net Assets Resulting from Operations ...                   $(105,955,411)
                                                                                                 =============
==============================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Six            For the
MASTER                                                                                 Months Ended          Year Ended
S&P 500                                                                                  June 30,           December 31,
INDEX SERIES    Increase (Decrease) in Net Assets:                                         2001                 2000
=========================================================================================================================
Operations:     Investment income--net .........................................     $    10,845,866      $    20,353,619
                Realized loss on investments--net ..............................         (19,273,216)         (30,625,787)
                Change in unrealized appreciation on investments--net ..........         (97,528,061)        (158,321,085)
                                                                                     ---------------      ---------------
                Net decrease in net assets resulting from operations ...........        (105,955,411)        (168,593,253)
                                                                                     ---------------      ---------------
=========================================================================================================================
Net Capital     Increase in net assets derived from net capital contributions ..         294,337,977          192,888,963
Contributions:                                                                       ---------------      ---------------
=========================================================================================================================
Net Assets:     Total increase in net assets ...................................         188,382,566           24,295,710
                Beginning of period ............................................       1,714,631,448        1,690,335,738
                                                                                     ---------------      ---------------
                End of period ..................................................     $ 1,903,014,014      $ 1,714,631,448
                                                                                     ===============      ===============
=========================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER             The following ratios have been derived        For the Six     For the Year Ended December 31,     For the Period
S&P 500            from information provided in the             Months Ended     -------------------------------   April 3, 1997+ to
INDEX SERIES       financial statements.                        June 30, 2001      2000        1999        1998      Dec. 31, 1997
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ............         .05%*          .07%        .07%        .10%         .12%*
Net Assets:                                                      ==========     ==========  ==========  ==========     ========
                   Expenses ..................................         .05%*          .07%        .07%        .10%         .17%*
                                                                 ==========     ==========  ==========  ==========     ========
                   Investment income--net ....................        1.20%*         1.16%       1.33%       1.56%        1.99%*
                                                                 ==========     ==========  ==========  ==========     ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..   $1,903,014     $1,714,631  $1,690,336  $1,118,220     $602,801
Data:                                                            ==========     ==========  ==========  ==========     ========
                   Portfolio turnover ........................        2.62%          9.71%      29.91%      25.97%       24.31%
                                                                 ==========     ==========  ==========  ==========     ========
====================================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                    18 & 19

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $76,316 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $350,285,335 and $46,605,581, respectively.

Net realized losses for the six months ended June 30, 2001 and net unrealized gains (losses) as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                 Losses           Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...............        $(16,285,437)        $ 217,710,626
Financial futures contracts .........          (2,987,779)              (29,350)
                                             ------------         -------------
Total ...............................        $(19,273,216)        $ 217,681,276
                                             ============         =============
--------------------------------------------------------------------------------

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $217,710,626, of which $417,054,813 related to appreciated securities and $199,344,187 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $1,687,894,712.

4. Short-Term Borrowings:

On December 31, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner


                                    20 & 21

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER S&P 500 INDEX SERIES

withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of
 .09% per annum based on the Series pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.

5. Loaned Securities:

At June 30, 2001, the Series held US Treasury Bonds having an aggregate value of approximately $1,894,000 as collateral for portfolio securities loaned having a market value of approximately $850,000.

[LOGO] Merrill Lynch  Investment Managers
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

--------------------------------------------------------------------------------
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